Selected Quarterly Financial Data (unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 2,290,200	$ 2,344,000	$ 2,311,400	$ 2,169,400	$ 2,229,100	$ 2,267,900	$ 2,229,200	$ 2,077,200	$ 9,115,000	$ 8,803,300	$ 8,417,200
Operating income	353,900	442,900	389,200	372,800	166,400	382,400	378,300	306,100	1,558,800	1,233,100	1,210,300
Net income	172,400	215,200	190,300	172,500	50,500	185,800	179,000	132,600	750,400	547,900	589,100
Net income attributable to Republic Services, Inc.	$ 172,300	$ 215,000	$ 190,300	$ 172,400	$ 50,300	$ 185,800	$ 179,000	$ 132,500	$ 749,906	$ 547,600	$ 588,900
Diluted earnings per share (in dollars per share)	$ 0.49	$ 0.61	$ 0.54	$ 0.49	$ 0.14	$ 0.52	$ 0.50	$ 0.37	$ 2.13	$ 1.53	$ 1.62